Investments in Unconsolidated Joint Ventures	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments in Unconsolidated Joint Ventures
Investments in Unconsolidated Joint Ventures

6. Investments in Unconsolidated Joint Ventures

Investments in unconsolidated joint ventures represent our ownership interest in real estate development and mortgage lending services, which are not considered VIEs, and are accounted for under the equity method, in accordance with ASC 323, when we have less than a controlling interest and significant influence, or are not the primary beneficiary, as defined in ASC 810. While we have a 51% ownership in Pelican Landing Timeshare Ventures, the noncontrolling interest has substantive participating rights relating to operating decisions of the venture and, therefore, we account for our investment under the equity method.

Our investments in unconsolidated joint ventures are summarized in the table below.

		Percentage of Ownership
		September 30,	December 31,
Name of Joint Venture	Description	2013	2012
Pelican Landing Timeshares Ventures (“Pelican Landing”)	Multi-family timeshare units - Bonita Springs, Florida	51.0%	51.0%

Florida Home Finance Group LLC (“FHFG”)	Mortgage banking operations	—	49.9%

In conjunction with our Reorganization and in accordance with ASC 852, Reorganizations (“ASC 852”), we revalued our investments in unconsolidated joint ventures to fair value, which resulted in our carrying value in Pelican Landing being written down to zero and our carrying value in FHFG being increased by $2.0 million.  These fair values were determined primarily using a discounted cash flow model to value the underlying net assets of the respective joint ventures. The Company records its investments in unconsolidated joint ventures in other assets in the accompanying unaudited consolidated balance sheets (Note 5).

The table below summarizes the Company’s equity in earnings from unconsolidated joint ventures, which is recorded in other income in the accompanying unaudited consolidated statements of operations.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)

Equity in earnings (loss) from unconsolidated joint ventures	$—	$92	$(41)	$219

Our share of net earnings or losses is based upon our ownership interest. Pelican Landing incurred net losses for the years 2010 through 2012 and for the nine months ended September 30, 2013; therefore, in accordance with ASC 323, we have discontinued applying the equity method for our share of the net losses, as Pelican Landing’s return to profitability is not assured. We may be required to make additional cash contributions to the joint venture to avoid the loss of all or a portion of our interest in such venture. Although Pelican Landing does not have outstanding debt, the partners may agree to incur debt to fund partnership and joint operations in the future.

The basis differences between the carrying values of our investments in each joint venture and the respective equity in the joint venture is primarily attributable to the discontinuation of the equity method for Pelican Landing and the fair value adjustments discussed above. At September 30, 2013 and December 31, 2012, our investment basis in the joint ventures is less than our ownership share of the capital on the partnerships’ books by $5.4 million and $6.1 million, respectively.

During April 2013, FHFG was dissolved and liquidated and the Company received a cash payment of $0.6 million, representing the return of its investment in the joint venture.

Condensed combined financial information of our unconsolidated joint ventures is summarized in the tables below.

	September 30,	December 31,
	2013	2012
	(in thousands)
Assets
Real estate investments	$5,018	$5,285
Other assets	6,448	10,535
Total assets	$11,466	$15,820

Liabilities and partners’ capital
Total liabilities	$797	$2,474
Capital - other partners	5,228	6,553
Capital - the Company	5,441	6,793
Total liabilities and partners’ capital	$11,466	$15,820

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)
Combined results of operations
Revenues	$438	$1,418	$1,722	$4,740

Net loss	$(477)	$(205)	$(1,356)	$(293)

7. Investments in Unconsolidated Joint Ventures

        Investments in unconsolidated joint ventures, which are not considered VIEs, represent our ownership interest in real estate development and mortgage lending services and are accounted for under the equity method, in accordance with ASC 323, when we have less than a controlling interest and significant influence, or are not the primary beneficiary, as defined in ASC 810. While we have a 51% ownership in Pelican Landing Timeshare Ventures, the noncontrolling interest has substantive participating rights relating to operating decisions of the venture and therefore, we account for our investment under the equity method. At December 31, 2012 and 2011, our investments in unconsolidated joint ventures consisted of the following:

Name of Joint Venture	Description	Percentage of Ownership
Pelican Landing Timeshares Ventures (Pelican Landing)	Multi-family timeshare units—Bonita Springs, Florida	51.0%
Florida Home Finance Group LLC (FHFG)	Mortgage banking operations	49.9%

        In conjunction with our Reorganization in 2009, and in accordance with ASC 852, Reorganizations (ASC 852), we recorded our investments in unconsolidated subsidiaries at fair value, which resulted in our carrying value in Pelican Landing being written down to $0 and our carrying value in FHFG being increased by approximately $2.0 million. These fair values were determined primarily using a discounted cash flow model to value the underling net assets of the respective joint ventures. The Company records its investments in unconsolidated joint ventures in other assets in the accompanying consolidated balance sheets (Note 6).

        The Company's equity in earnings from unconsolidated joint ventures was $0.3 million and $0.4 million for the years ended December 31, 2012 and 2011, respectively, and is recorded in other income in the accompanying consolidated statements of operations.

        Our share of net earnings or losses is based upon our ownership interest. Pelican Landing incurred net losses for the years 2010 through 2012; therefore, in accordance with ASC 323, we have discontinued applying the equity method for our share of the net losses, as Pelican Landing's return to profitability is not assured. We may be required to make additional cash contributions to the joint ventures to avoid the loss of all or a portion of our interest in such ventures. Although our joint ventures do not have outstanding debt, the partners may agree to incur debt to fund partnership and joint operations in the future.

        The basis differences between the carrying value of our investments in each joint venture and the respective equity in the joint venture is primarily attributable to the discontinuation of the equity method for Pelican Landing and the fair value adjustments discussed above. At December 31, 2012 and 2011, our investment basis in the joint ventures is less than our ownership share of the capital on the partnerships' books by $6.1 million and $4.4 million, respectively.

        In December 2012, we received a distribution of capital of $1.9 million from our FHFG partner related to the dissolution of the FHFG joint venture, which is expected to be completed during 2013. We recorded such payment as a reduction in our carrying value of FHFG.

        Aggregate condensed financial information of our unconsolidated joint ventures is summarized as follows:

	December 31,
	2012	2011
	(In Thousands)
Assets
Real estate investments	$5,285	$4,747
Other assets	10,535	14,930

Total assets	$15,820	$19,677

Liabilities and partners' capital
Total liabilities	$2,474	$5,868
Capital—other partners	6,553	6,780
Capital—the Company	6,793	7,029

Total liabilities and partners' capital	$15,820	$19,677

	Year Ended December 31,
	2012	2011
	(In Thousands)
Combined results of operations
Revenues	$5,967	$5,711

Net loss	$(630)	$(2,668)